PGIM Real Estate Income Fund
Schedule of Investments as of July 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 98.8%
Common Stocks 75.2%
Diversified Real Estate Activities 1.4%
Sun Hung Kai Properties Ltd. (Hong Kong)	10,389	$126,524
Diversified REITs 4.2%
Activia Properties, Inc. (Japan)	26	85,987
Nomura Real Estate Master Fund, Inc. (Japan)	75	92,581
Stockland (Australia)	88,195	201,599
		380,167
Health Care REITs 15.6%
Community Healthcare Trust, Inc.	2,044	93,472
Global Medical REIT, Inc.	41,039	487,954
Medical Properties Trust, Inc.	9,379	188,799
Omega Healthcare Investors, Inc.	11,511	372,726
Primary Health Properties PLC (United Kingdom)	57,374	116,038
Welltower, Inc.	2,786	149,218
		1,408,207
Hotel & Resort REITs 5.5%
MGM Growth Properties LLC (Class A Stock)	18,231	498,435
Industrial REITs 4.6%
Mapletree Industrial Trust (Singapore)	28,000	67,019
Mapletree Logistics Trust (Singapore)	142,768	222,751
Summit Industrial Income REIT (Canada)	14,216	127,890
		417,660
Office REITs 12.9%
alstria office REIT-AG (Germany)*	5,492	82,019
Brandywine Realty Trust	43,890	475,329
Corporate Office Properties Trust	5,301	140,371
Cousins Properties, Inc.	2,190	67,277
Keppel REIT (Singapore)	294,362	237,684
NSI NV (Netherlands)	4,453	158,846
		1,161,526
Real Estate Operating Companies 1.1%
Swire Properties Ltd. (Hong Kong)	42,835	98,876

PGIM Real Estate Income Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Residential REITs 5.0%
American Campus Communities, Inc.	9,715	$346,243
AvalonBay Communities, Inc.	662	101,365
		447,608
Retail REITs 18.9%
Frasers Centrepoint Trust (Singapore)	118,333	207,270
Japan Retail Fund Investment Corp. (Japan)	280	336,034
Link REIT (Hong Kong)	20,483	158,446
Realty Income Corp.	3,484	209,214
Regency Centers Corp.	7,320	300,340
Spirit Realty Capital, Inc.	10,278	354,180
Supermarket Income REIT PLC (United Kingdom)	94,318	136,099
		1,701,583
Specialized REITs 6.0%
Four Corners Property Trust, Inc.	15,756	397,051
Life Storage, Inc.	1,455	142,779
		539,830

Total Common Stocks (cost $6,639,487)		6,780,416
Preferred Stocks 23.6%
Diversified REITs 4.4%
Gladstone Commercial Corp.	9,039	218,744
PS Business Parks, Inc.	6,724	175,160
		393,904
Industrial REITs 4.9%
Monmouth Real Estate Investment Corp.	9,438	237,083
Rexford Industrial Realty, Inc.	8,124	206,918
		444,001
Office REITs 5.2%
Office Properties Income Trust	9,183	230,126
Vornado Realty Trust	10,319	236,305
		466,431

PGIM Real Estate Income Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Residential REITs 7.7%
American Homes 4 Rent	11,370	$295,620
Investors Real Estate Trust	7,699	200,405
UMH Properties, Inc.	7,903	193,623
		689,648
Specialized REITs 1.4%
EPR Properties	7,488	126,997

Total Preferred Stocks (cost $2,138,660)		2,120,981

Total Long-Term Investments (cost $8,778,147)		8,901,397

Short-Term Investment 1.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $109,632)(w)	109,632	109,632

TOTAL INVESTMENTS 100.0% (cost $8,887,779)		9,011,029
Other assets in excess of liabilities 0.0%		1,730

Net Assets 100.0%		$9,012,759

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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